Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year ended December 31,
	2020	2021	2022
Numerator:

Net loss	$(8,882)	$(27,271)	$(33,762)

Denominator:

Weighted-average shares used in computing net loss per share, basic and diluted	40,274,935	40,534,697	63,534,875

Net loss per share, basic and diluted	$(0.22)	$(0.67)	$(0.53)

Schedule of antidilutive securities excluded from net loss per share
	Year ended December 31,
	2020	2021	2022

Convertible Preferred shares	13,739,186	13,739,186	-
Outstanding share options	4,724,414	6,046,769	8,237,794
RSU	-	1,031,250	924,867
Warrant to Preferred A shares	3,880,777	3,880,777	-
Warrants	651,067	651,067	18,071,521

	22,995,444	25,349,049	27,234,182